Information by operating segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Sales revenues	$ 89,195	$ 91,416	$ 102,409
Cost of sales	(46,736)	(45,444)	(48,435)
Gross profit (loss)	42,459	45,972	53,974
Selling expenses	(5,198)	(4,874)	(5,038)
General and administrative expenses	(1,938)	(1,845)	(1,594)
Exploration costs	(1,217)	(913)	(982)
Research and development expenses	(864)	(789)	(726)
Other taxes	(768)	(1,251)	(890)
Impairment (losses) reversals, net	(1,519)	(1,531)	(2,680)
Income (loss) before net finance expense, results of equity-accounted investments and income taxes	26,113	26,876	38,033
Net finance expense	734	(15,107)	(2,333)
Results of equity-accounted investments	(52)	(627)
Net income / (loss) before income taxes	26,795	11,142	35,396
Income taxes	(7,075)	(3,537)	(10,401)
Net income (loss) for the year	19,720	7,605	24,995
Attributable to:
Shareholders of Petrobras	19,634	7,528	24,884
Non-controlling interests	86	77	111
Exploration And Production [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	59,537	60,516	66,880
Intersegments	59,305	60,208	66,113
Third parties	232	308	767
Cost of sales	(28,022)	(24,823)	(27,239)
Gross profit (loss)	31,515	35,693	39,641
Income (expenses)	(5,505)	(7,639)	(5,615)
Selling expenses		(1)	(12)
General and administrative expenses	(59)	(64)	(74)
Exploration costs	(1,217)	(913)	(982)
Research and development expenses	(669)	(629)	(569)
Other taxes	(104)	(692)	(454)
Impairment (losses) reversals, net	(1,847)	(1,244)	(2,105)
Other income and expenses, net	(1,609)	(4,096)	(1,419)
Income (loss) before net finance expense, results of equity-accounted investments and income taxes	26,010	28,054	34,026
Net finance expense
Results of equity-accounted investments	58	76	(7)
Net income / (loss) before income taxes	26,068	28,130	34,019
Income taxes	(8,843)	(9,540)	(11,571)
Net income (loss) for the year	17,225	18,590	22,448
Attributable to:
Shareholders of Petrobras	17,228	18,593	22,453
Non-controlling interests	(3)	(3)	(5)
Refining Transportation And Marketing [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	84,165	85,281	94,868
Intersegments	1,079	1,035	1,404
Third parties	83,086	84,246	93,464
Cost of sales	(77,725)	(78,836)	(85,699)
Gross profit (loss)	6,440	6,445	9,169
Income (expenses)	(3,573)	(3,257)	(4,086)
Selling expenses	(2,272)	(1,928)	(2,156)
General and administrative expenses	(400)	(356)	(327)
Exploration costs
Research and development expenses	(13)	(6)	(16)
Other taxes	(182)	(47)	(27)
Impairment (losses) reversals, net	315	(300)	(524)
Other income and expenses, net	(1,021)	(620)	(1,036)
Income (loss) before net finance expense, results of equity-accounted investments and income taxes	2,867	3,188	5,083
Net finance expense
Results of equity-accounted investments	(146)	(780)	(318)
Net income / (loss) before income taxes	2,721	2,408	4,765
Income taxes	(978)	(1,084)	(1,729)
Net income (loss) for the year	1,743	1,324	3,036
Attributable to:
Shareholders of Petrobras	1,743	1,324	3,036
Non-controlling interests
Gas And Low Carbon Energies [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	8,695	9,518	11,109
Intersegments	3,151	2,969	3,285
Third parties	5,544	6,549	7,824
Cost of sales	(4,835)	(5,031)	(5,685)
Gross profit (loss)	3,860	4,487	5,424
Income (expenses)	(3,465)	(3,497)	(3,384)
Selling expenses	(2,906)	(2,936)	(2,838)
General and administrative expenses	(130)	(115)	(80)
Exploration costs
Research and development expenses	(11)	(4)	(3)
Other taxes	(7)	(18)	(49)
Impairment (losses) reversals, net	(1)		(81)
Other income and expenses, net	(410)	(424)	(333)
Income (loss) before net finance expense, results of equity-accounted investments and income taxes	395	990	2,040
Net finance expense
Results of equity-accounted investments	41	80	10
Net income / (loss) before income taxes	436	1,070	2,050
Income taxes	(133)	(335)	(693)
Net income (loss) for the year	303	735	1,357
Attributable to:
Shareholders of Petrobras	268	682	1,286
Non-controlling interests	35	53	71
Corporate And Other Business [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	338	319	365
Intersegments	5	6	11
Third parties	333	313	354
Cost of sales	(303)	(294)	(370)
Gross profit (loss)	35	25	(5)
Income (expenses)	(3,803)	(4,703)	(2,857)
Selling expenses	(20)	(9)	(33)
General and administrative expenses	(1,349)	(1,310)	(1,113)
Exploration costs
Research and development expenses	(171)	(150)	(138)
Other taxes	(475)	(494)	(360)
Impairment (losses) reversals, net	14	13	30
Other income and expenses, net	(1,802)	(2,753)	(1,243)
Income (loss) before net finance expense, results of equity-accounted investments and income taxes	(3,768)	(4,678)	(2,862)
Net finance expense	734	(15,107)	(2,333)
Results of equity-accounted investments	(5)	(3)	11
Net income / (loss) before income taxes	(3,039)	(19,788)	(5,184)
Income taxes	3,084	7,190	3,506
Net income (loss) for the year	45	(12,598)	(1,678)
Attributable to:
Shareholders of Petrobras	(9)	(12,625)	(1,723)
Non-controlling interests	54	27	45
Eliminations [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	(63,540)	(64,218)	(70,813)
Intersegments	(63,540)	(64,218)	(70,813)
Third parties
Cost of sales	64,149	63,540	70,558
Gross profit (loss)	609	(678)	(255)
Income (expenses)			1
Selling expenses			1
General and administrative expenses
Exploration costs
Research and development expenses
Other taxes
Impairment (losses) reversals, net
Other income and expenses, net
Income (loss) before net finance expense, results of equity-accounted investments and income taxes	609	(678)	(254)
Net finance expense
Results of equity-accounted investments
Net income / (loss) before income taxes	609	(678)	(254)
Income taxes	(205)	232	86
Net income (loss) for the year	404	(446)	(168)
Attributable to:
Shareholders of Petrobras	404	(446)	(168)
Non-controlling interests
Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	89,195	91,416	102,409
Intersegments
Third parties	89,195	91,416	102,409
Cost of sales	(46,736)	(45,444)	(48,435)
Gross profit (loss)	42,459	45,972	53,974
Income (expenses)	(16,346)	(19,096)	(15,941)
Selling expenses	(5,198)	(4,874)	(5,038)
General and administrative expenses	(1,938)	(1,845)	(1,594)
Exploration costs	(1,217)	(913)	(982)
Research and development expenses	(864)	(789)	(726)
Other taxes	(768)	(1,251)	(890)
Impairment (losses) reversals, net	(1,519)	(1,531)	(2,680)
Other income and expenses, net	(4,842)	(7,893)	(4,031)
Income (loss) before net finance expense, results of equity-accounted investments and income taxes	26,113	26,876	38,033
Net finance expense	734	(15,107)	(2,333)
Results of equity-accounted investments	(52)	(627)	(304)
Net income / (loss) before income taxes	26,795	11,142	35,396
Income taxes	(7,075)	(3,537)	(10,401)
Net income (loss) for the year	19,720	7,605	24,995
Attributable to:
Shareholders of Petrobras	19,634	7,528	24,884
Non-controlling interests	$ 86	$ 77	$ 111